Exhibit 99
Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

Additional information about the structure, cash flows, defined terms and parties for each publicly registered series of asset-backed securities covered in this report can be found in the applicable prospectus supplement for such series, available on the SEC website (http://www.sec.gov) under registration number 333-206773, 333-171922 or 333-187623, as applicable, and at http://credit.ford.com/investor-center/institutional-investments, located under "Prospectuses" in the "Ford Credit Floorplan Master Owner Trust A" Section.

Contents	Pages
Trust Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
2 ‑ 8
Series 2012‑2 Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
9 ‑ 11
Series 2012‑5 Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
12 ‑ 14
Series 2013‑1 Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
15 ‑ 17
Series 2013‑4 Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
18 ‑ 20
Series 2013‑5 Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
21 ‑ 23
Series 2014‑1 Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
24 ‑ 26
Series 2014‑2 Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
27 ‑ 29
Series 2014‑4 Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
30 ‑ 32
Series 2015‑1 Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
33 ‑ 35
Series 2015‑2 Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
36 ‑ 38
Series 2015‑4 Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
39 ‑ 41
Series 2015‑5 Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
42 ‑ 44

Trust Summary

I. Principal Receivables
Trust Total
A. Beginning Adjusted Pool Balance	$18,618,561,792.27

B. Principal Collections	$7,288,264,468.95
C. Principal Adjustments	$(217,433,838.45)
D. Principal Reduction - Redesignated Accounts	$32,560,476.07
E. Defaulted Receivables	$0.00
F. New Principal Receivables	$8,280,643,491.81
G. Principal Increase - Additional Accounts	$0.00
H. Net Deposits / (Withdrawals) to the Excess Funding Account	$0.00

Ending Adjusted Pool Balance (A-B-C-D-E+F+G+H)	$19,795,814,177.51

Monthly Principal Payment Rate	39.15%

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

II. Interest Collections					Trust Total

Gross Interest Collections					$82,210,381.65
Interest Adjustments					$0.00
Recoveries					$0.00
Interest Earned on Collection Account					$10,700.10
Interest Earned on Excess Funding Account					$0.00
Interest Earned on Backup Servicer Reserve Account					$24.84

Interest Collections					$82,221,106.59

Memo: Monthly Yield					5.31%

III. Principal Collections
					Trust Total
Principal Collections					$7,288,264,468.95

IV. Series Balances

Series	Beginning of Period Adjusted Invested Amount	Increase/(Decrease)	End of Period Adjusted Invested Amount	Increase/(Decrease)	Payment Date Adjusted Invested Amount

2006‑1	$2,300,000,000.00	$0.00	$2,300,000,000.00	$0.00	$2,300,000,000.00
2012‑2	$747,713,000.00	$0.00	$747,713,000.00	$0.00	$747,713,000.00
2012‑3	$200,000,000.00	$0.00	$200,000,000.00	$0.00	$200,000,000.00
2012‑5	$747,713,000.00	$0.00	$747,713,000.00	$0.00	$747,713,000.00
2013‑1	$1,725,490,000.00	$0.00	$1,725,490,000.00	$(1,725,490,000.00)	$0.00
2013‑2	$200,000,000.00	$0.00	$200,000,000.00	$0.00	$200,000,000.00
2013‑4	$460,131,000.00	$0.00	$460,131,000.00	$0.00	$460,131,000.00
2013‑5	$1,437,909,000.00	$0.00	$1,437,909,000.00	$0.00	$1,437,909,000.00
2014‑1	$1,265,359,000.00	$0.00	$1,265,359,000.00	$0.00	$1,265,359,000.00
2014‑2	$460,131,000.00	$0.00	$460,131,000.00	$0.00	$460,131,000.00
2014‑3	$400,000,000.00	$0.00	$400,000,000.00	$0.00	$400,000,000.00
2014‑4	$1,150,327,000.00	$0.00	$1,150,327,000.00	$0.00	$1,150,327,000.00
2014‑5	$125,000,000.00	$0.00	$125,000,000.00	$0.00	$125,000,000.00
2015‑1	$920,262,000.00	$0.00	$920,262,000.00	$0.00	$920,262,000.00
2015‑2	$575,164,000.00	$0.00	$575,164,000.00	$0.00	$575,164,000.00
2015‑3	$300,000,000.00	$0.00	$300,000,000.00	$0.00	$300,000,000.00
2015‑4	$431,373,000.00	$0.00	$431,373,000.00	$0.00	$431,373,000.00
2015‑5	$431,373,000.00	$0.00	$431,373,000.00	$0.00	$431,373,000.00
Depositor's Amount:	$4,740,616,792.27		$5,917,869,177.51
Total	$18,618,561,792.27		$19,795,814,177.51

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

V. Principal and Interest Allocations

Series			Floating Investor %	Investor Principal Collections	Investor Interest Collections
2006‑1			12.35%	$900,338,515.17	$10,156,989.96
2012‑2			4.02%	$292,693,396.60	$3,301,962.36
2012‑3			1.07%	$78,290,305.67	$883,216.52
2012‑5			4.02%	$292,693,396.60	$3,301,962.36
2013‑1			9.27%	$675,445,697.62	$7,619,906.35
2013‑2			1.07%	$78,290,305.67	$883,216.52
2013‑4			2.47%	$180,118,983.18	$2,031,976.50
2013‑5			7.72%	$562,871,675.65	$6,349,924.90
2014‑1			6.80%	$495,326,714.44	$5,587,929.85
2014‑2			2.47%	$180,118,983.18	$2,031,976.50
2014‑3			2.15%	$156,580,611.33	$1,766,433.04
2014‑4			6.18%	$450,297,262.23	$5,079,939.04
2014‑5			0.67%	$48,931,441.04	$552,010.32
2015‑1			4.94%	$360,237,966.37	$4,063,953.00
2015‑2			3.09%	$225,148,826.84	$2,539,971.73
2015‑3			1.61%	$117,435,458.50	$1,324,824.78
2015‑4			2.32%	$168,861,620.13	$1,904,978.80
2015‑5			2.32%	$168,861,620.13	$1,904,978.80

Depositors %			25.46%	$1,855,721,688.60	$20,934,955.26
Memo			100.00%	$7,288,264,468.95	$82,221,106.59
Excess Depositor %					11.04%
Excess Depositor Collection				$804,534,366.04	$9,076,194.50
Depositor Servicing Fee					$3,950,513.99
Depositor Backup Servicing Fee					$25,678.34

VI. Status Accounts and Net Losses
					Trust Total
Principal Reduction - Receivables relating to accounts (including Performance Impaired Accounts) that were reassigned by the Issuer to the Depositors					$32,560,476.07
Status Distribution
Number of Days Since Redesignation of Status Account	Principal Balance in Redesignated Status Accounts	% of Total Principal Balance	Number of Redesignated Status Accounts		% of Total Number of Designated Accounts
1-30	—	—	—		—
31-60	—	—	—		—
61-90	—	—	—		—
91-120	—	—	—		—
121-150	—	—	—		—
151-180	—	—	—		—
Total	—	—	—		—
The principal amount of Receivables in "status" accounts that remain in the Trust Pool following the end of the Collection Period					$0.00
The principal amount of Receivables in "status" accounts as a % of Trust Pool					0.00%

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

Net Losses
	# of Dealer Accounts	Amount
Current Collection Period Loss:
Defaulted Receivables (Charge-Offs)		$0.00
(Recoveries)		$0.00
Net Loss for Current Collection Period		$0.00
Ratio of Net Loss for Current Collection Period to Average of Period Pool Balance		0.00%

Prior and Current Collection Period Losses:
Ratio of Net Loss to Average of Period Pool Balance
Third Prior Collection Period		0.00%
Second Prior Collection Period		0.00%
Prior Collection Period		0.00%
Current Collection Period		0.00%
Four Month Average (Current and Prior Three Collection Periods)		0.00%

VII. Excess Funding Account/Backup Servicer Reserve Account

Beginning Period Balance	$0.00
Net Deposits / (Withdrawals)	$0.00
Ending Period Balance	$0.00
Determination Date balance before giving effect to Payment Date Cashflows	$0.00
Determination Date balance after giving effect to Payment Date Cashflows	$0.00

Backup Servicer Reserve Account	$200,000.00

Memo
Excess Funding Account as a % of aggregate Adjusted Invested Amount	0.00%
Interest earned on Excess Funding Account	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

VIII. Non-Conforming Receivables
Trust Total
Ineligible Receivables	$16,955,254.02
Dealer Overconcentration	$0.00
Manufacturer Overconcentration (>2% of pool balance)	$200,923,531.48
Used Vehicle Overconcentration a\	$0.00
Medium and Heavy Truck Overconcentration	$0.00
Development Dealer Overconcentration	$0.00
Fleet Overconcentration	$0.00
Non-Conforming Receivable Amount	$217,878,785.50

Memo
Principal Receivables relating to Vehicles on Used Lines.	$808,026,453.71
Principal Receivables relating to Vehicles on Used Lines as a % of Pool Balance	4.08%
Principal Receivables relating to AutoNation	$694,248,036.65
Principal Receivables relating to AutoNation as a % of Pool Balance	3.51%
Principal Receivables relating to Development Dealers	$0.00
Principal Receivables relating to Development Dealers as a % of Pool Balance	0.00%
Principal Receivables relating to Fleet	$262,669,756.69
Principal Receivables relating to Fleet as a % of Pool Balance	1.33%
Principal Receivables relating to New and Used Medium Heavy Truck Lines	$237,136,718.77
Principal Receivables relating to New and Used Medium Heavy Truck Lines as a % of Pool Balance	1.20%
Principal Receivables relating to Program Vehicles b\	$655,884,864.93
Principal Receivables relating to Program Vehicles as % of Pool Balance	3.31%

a\ Includes receivables related to vehicles on Used Lines and Program Lines
b\ Primarily off-lease vehicles purchased by a dealer at a Ford Credit approved auction. Program lines are separate from Used Lines

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

IX. Subordination and Depositor Amount as of Determination Date

	Subordinated % a/	Subordinated % times (Adj. Invested Amount minus EFA)	Incremental Subordinated Amount	Required Subordinated Amount
Series		(A)	(B)	(A + B)
2006‑1	33.33%	$766,666,666.67	$32,704,614.86	$799,371,281.53
2012‑2	13.64%	$101,960,863.64	$9,061,387.98	$111,022,251.62
2012‑3	33.33%	$66,666,666.67	$2,843,879.55	$69,510,546.22
2012‑5	13.64%	$101,960,863.64	$9,061,387.98	$111,022,251.62
2013‑1	13.64%	$235,294,090.91	$2,509,305.20	$237,803,396.11
2013‑2	30.72%	$61,437,908.50	$2,788,117.21	$64,226,025.71
2013‑4	13.64%	$62,745,136.36	$5,576,237.82	$68,321,374.18
2013‑5	13.64%	$196,078,500.00	$17,425,738.65	$213,504,238.65
2014‑1	13.64%	$172,548,954.55	$15,334,638.87	$187,883,593.42
2014‑2	13.64%	$62,745,136.36	$5,576,237.82	$68,321,374.18
2014‑3	30.72%	$122,875,816.99	$5,576,234.42	$128,452,051.41
2014‑4	13.64%	$156,862,772.73	$13,940,588.50	$170,803,361.23
2014‑5	17.65%	$22,058,823.53	$1,568,315.93	$23,627,139.46
2015‑1	13.64%	$125,490,272.73	$11,152,475.65	$136,642,748.38
2015‑2	13.64%	$78,431,454.55	$6,970,300.31	$85,401,754.86
2015‑3	30.72%	$92,156,862.75	$4,182,175.81	$96,339,038.56
2015‑4	13.64%	$58,823,590.91	$5,227,725.23	$64,051,316.14
2015‑5	13.64%	$58,823,590.91	$5,227,725.23	$64,051,316.14
	Required Subordinated Amount	Required Pool % minus 100% times Initial Invested Amount	Required Depositor Amount as of Determination Date
Series	(C)	(D)	(C + D)
2006‑1	$799,371,281.53	$0.00	$799,371,281.53
2012‑2	$111,022,251.62	$0.00	$111,022,251.62
2012‑3	$69,510,546.22	$0.00	$69,510,546.22
2012‑5	$111,022,251.62	$0.00	$111,022,251.62
2013‑1	$237,803,396.11	$0.00	$237,803,396.11
2013‑2	$64,226,025.71	$0.00	$64,226,025.71
2013‑4	$68,321,374.18	$0.00	$68,321,374.18
2013‑5	$213,504,238.65	$0.00	$213,504,238.65
2014‑1	$187,883,593.42	$0.00	$187,883,593.42
2014‑2	$68,321,374.18	$0.00	$68,321,374.18
2014‑3	$128,452,051.41	$0.00	$128,452,051.41
2014‑4	$170,803,361.23	$0.00	$170,803,361.23
2014‑5	$23,627,139.46	$0.00	$23,627,139.46
2015‑1	$136,642,748.38	$0.00	$136,642,748.38
2015‑2	$85,401,754.86	$0.00	$85,401,754.86
2015‑3	$96,339,038.56	$0.00	$96,339,038.56
2015‑4	$64,051,316.14	$0.00	$64,051,316.14
2015‑5	$64,051,316.14	$0.00	$64,051,316.14
Required Depositor Amount			$2,700,355,059.42
Depositor Amount			$8,277,738,468.38
Memo: Determination Date Pool Balance				$20,430,193,468.38

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

X. Redesignation Notice

If the below "Redesignated Account" box(es) has been marked "Yes", notice is hereby given, pursuant to Section 2.8 of the Fifth Amended and Restated Sale and Servicing Agreement dated as of December 1, 2010, that the redesignation of certain Accounts and the reassignment of the Receivables and Related Security in such Accounts occurred on the Redesignation Date of November 1, 2015 and a Redesignated Account Schedule has been delivered to the Owner Trustee and the Indenture Trustee according to the Sale and Servicing Agreements.

Depositor	Trust	Redesignated Accounts
		Yes	No
Ford Credit Floorplan Corporation	Ford Credit Floorplan Master Owner Trust A	X
Ford Credit Floorplan LLC	Ford Credit Floorplan Master Owner Trust A	X

XI. Early Amortization Declarations
		Yes	No
1.Breach of covenants or agreements made in the Sale and Servicing Agreement, Indenture or Indenture Supplement and uncured for 60 days			X
2. Failure to make any required payment or deposit under the Sale and Servicing Agreement, Indenture or Indenture Supplement and uncured for 5 business days			X
3. Breach of any representation or warranty made in the Sale and Servicing Agreement, Indenture or Indenture Supplement and uncured for 60 days			X
4. Bankruptcy, insolvency or receivership of Ford Credit, FCFMOTA or Ford			X
5. FCFMOTA is an investment company within the meaning of the Investment Company Act of 1940			X
6. Failure of FCF Corp or FCF LLC to convey Receivables pursuant to the Sale and Servicing Agreement and uncured for 10 days			X
7. Available Subordinated Amount is less than the Required Subordinated Amount and uncured for 5 days			X
8. Servicer default or an event of default with respect to the outstanding notes has occurred			X
9. Average monthly payment rate for the past three periods is less than 21%			X
10. Excess Funding Account Balance exceeds 30% of Outstanding Series Adjusted Invested Amounts for 3 periods			X

Memo
Additional statistical information about Ford Credit's U.S. Dealer Floorplan portfolio and the Trust's portfolio for the most recently available quarter can be found on Ford Credit's website at http://credit.ford.com/investor-center/institutional-investments, located under "Other Documents" in the "Ford Credit Floorplan Master Owner Trust A" section.

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

XII. Repurchase Demand Activity (Rule 15Ga-1)

No Activity to Report
Most Recent Form ABS-15G
Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
February 6, 2015

Servicer Certification
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin M. Rohde
Assistant Treasurer

Memo to Section IV. Series Balances. The Adjusted Invested Amount decrease for Series 2013‑1 is related to the Maturity scheduled for January 15, 2016 and reflects trapped Principal Collections in the Collection Account allocable to Series 2013‑1

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

Series 2012‑2 Summary

I. Origination Information

Date of Origination				15-Feb-12
Expected Final Payment Date				15-Jan-17
Final Maturity Date				15-Jan-19

	Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$650,000,000.00	$29,739,000.00	$42,484,000.00	$25,490,000.00
Note Interest rate	1.92%	2.32%	2.86%	3.50%

Total Original Principal Outstanding	$747,713,000.00

II. Series Allocations

Current Floating Investor %				4.01595466%
Investor Principal Collections				$292,693,396.60
Principal Default Amounts				$0.00
Investor Interest Collections				$3,301,962.36

III. Collections

Interest
Investor Interest Collections				$3,301,962.36
Reserve Fund Investment Proceeds				$928.45
Accumulation Period Reserve Account Release				$0.00
Accumulation Period Reserve Account Investment Proceeds				$0.00
Principal Funding Account Investment Proceeds				$0.00
Excess Depositor Interest/Principal Allocation				$214,228.45

Available Investor Interest Collections				$3,517,119.26
Shared Interest Collections from Excess Interest Sharing Group One				$0.00
Available Subordination Draw				$0.00
Reserve Fund Draw				$0.00
Reallocated Principal Collections				$0.00

Total Interest Amounts				$3,517,119.26

Principal
Investor Principal Collections				$292,693,396.60
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections				$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)				$0.00
Reserve Fund Draw				$0.00

Available Investor Principal Collections				$292,693,396.60

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

IV. Interest Calculations
	Class A Notes	Class B Notes
Original Principal Outstanding	$650,000,000.00	$29,739,000.00
Note Interest Rate	1.92%	2.32%

Days in Interest Period	30	30
Monthly Interest	$1,040,000.00	$57,495.40

	Class C Notes	Class D Notes
Original Principal Outstanding	$42,484,000.00	$25,490,000.00
Note Interest Rate	2.86%	3.50%

Days in Interest Period	30	30
Monthly Interest	$101,253.53	$74,345.83

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$3,517,119.26

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$1,040,000.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$57,495.40
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$101,253.53
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$74,345.83
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$5,433.60
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$835,939.13
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$1,402,651.77

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$292,693,396.60
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$292,693,396.60

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$9,061,387.98
Required Subordinated Amount	$111,022,251.62
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2012‑2	$111,022,251.62

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.60
Total Amount Distributed Class A	$1.60

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.93
Total Amount Distributed Class B	$1.93

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.38
Total Amount Distributed Class C	$2.38

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.92
Total Amount Distributed Class D	$2.92

IX. Reserve Fund

Beginning of Collection Period Balance	$7,477,130.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$7,477,130.00
Increases/(Decreases)	$0.00
Payment Date Balance	$7,477,130.00

X. Memo Items

Excess Funding Amount Series 2012‑2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

Series 2012‑5 Summary

I. Origination Information

Date of Origination					19-Sep-12
Expected Final Payment Date					15-Sep-17
Final Maturity Date					15-Sep-19

	Class A1 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$650,000,000.00	$29,739,000.00	$42,484,000.00	$25,490,000.00
Note Interest rate	1.49%	1.69%	2.14%	2.73%

Total Original Principal Outstanding	$747,713,000.00

II. Series Allocations

Current Floating Investor %					4.01595466%
Investor Principal Collections					$292,693,396.60
Principal Default Amounts					$0.00
Investor Interest Collections					$3,301,962.36

III. Collections

Interest
Investor Interest Collections					$3,301,962.36
Reserve Fund Investment Proceeds					$928.45
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$214,228.45

Available Investor Interest Collections					$3,517,119.26
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$3,517,119.26

Principal
Investor Principal Collections					$292,693,396.60
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$292,693,396.60

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

IV. Interest Calculations
	Class A1 Notes	Class B Notes
Original Principal Outstanding	$650,000,000.00	$29,739,000.00
Note Interest Rate	1.49%	1.69%
Days in Interest Period	30	30
Monthly Interest	$807,083.33	$41,882.43

	Class C Notes	Class D Notes
Original Principal Outstanding	$42,484,000.00	$25,490,000.00
Note Interest Rate	2.14%	2.73%
Days in Interest Period	30	30
Monthly Interest	$75,763.13	$57,989.75

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$3,517,119.26

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$807,083.33
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$41,882.43
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$75,763.13
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$57,989.75
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$5,433.60
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$835,939.13
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$1,693,027.89

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$292,693,396.60
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$292,693,396.60

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$9,061,387.98
Required Subordinated Amount	$111,022,251.62
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2012‑5	$111,022,251.62

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.24
Total Amount Distributed Class A	$1.24

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.41
Total Amount Distributed Class B	$1.41

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.78
Total Amount Distributed Class C	$1.78

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.28
Total Amount Distributed Class D	$2.28

IX. Reserve Fund

Beginning of Collection Period Balance	$7,477,130.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$7,477,130.00
Increases/(Decreases)	$0.00
Payment Date Balance	$7,477,130.00

X. Memo Items

Excess Funding Amount Series 2012‑5	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

Series 2013‑1 Summary

I. Origination Information

Date of Origination					23-Jan-13
Expected Final Payment Date					15-Jan-16
Final Maturity Date					15-Jan-18

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$600,000,000.00	$900,000,000.00	$68,627,000.00	$98,039,000.00	$58,824,000.00
Note Interest rate	0.85%	One Month LIBOR plus 0.38% per year	1.12%	1.37%	1.82%

Total Original Principal Outstanding		$1,725,490,000.00

II. Series Allocations

Current Floating Investor %					9.26757941%
Investor Principal Collections					$675,445,697.62
Principal Default Amounts					$0.00
Investor Interest Collections					$7,619,906.35

III. Collections

Interest
Investor Interest Collections					$7,619,906.35
Reserve Fund Investment Proceeds					$2,142.62
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$249.93
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$494,372.91

Available Investor Interest Collections					$8,116,671.81
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$8,116,671.81

Principal
Investor Principal Collections					$675,445,697.62
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$675,445,697.62

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

IV. Interest Calculations
	Class A1 Notes	Class A2 Notes
Original Principal Outstanding	$600,000,000.00	$900,000,000.00
Note Interest Rate	0.85%	N/A
LIBOR Rate	N/A	0.19700%
Spread	N/A	0.38%
Days in Interest Period	30	29
Monthly Interest	$425,000.00	$418,325.00
	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$68,627,000.00	$98,039,000.00	$58,824,000.00
Note Interest Rate	1.12%	1.37%	1.82%
LIBOR Rate	N/A	N/A	N/A
Spread	N/A	N/A	N/A
Days in Interest Period	30	30	30
Monthly Interest	$64,051.87	$111,927.86	$89,216.40

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$8,116,671.81

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$843,325.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$64,051.87
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$111,927.86
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$89,216.40
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$12,539.08
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,929,088.58
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$5,066,523.02

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$675,445,697.62
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$675,445,697.62

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$2,509,305.20
Required Subordinated Amount	$237,803,396.11
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2013‑1	$237,803,396.11

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.56
Total Amount Distributed Class A	$0.56

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$0.93
Total Amount Distributed Class B	$0.93

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.14
Total Amount Distributed Class C	$1.14

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$1.52
Total Amount Distributed Class D	$1.52

IX. Reserve Fund

Beginning of Collection Period Balance	$17,254,900.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$17,254,900.00
Increases/(Decreases)	$0.00
Payment Date Balance	$17,254,900.00

X. Memo Items

Excess Funding Amount Series 2013‑1	$0.00
Accumulation Period Reserve Account Balance	$4,313,725.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$1,725,490,000.00

Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

Series 2013‑4 Summary

I. Origination Information

Date of Origination					18-Jun-13
Expected Final Payment Date					15-Jun-18
Final Maturity Date					15-Jun-20

		Class A Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding		$400,000,000.00	$18,301,000.00	$26,144,000.00	$15,686,000.00
Note Interest rate		One Month LIBOR plus 0.55% per year	2.10%	2.29%	2.79%

Total Original Principal Outstanding	460,131,000.00

II. Series Allocations

Current Floating Investor %					2.4713563%
Investor Principal Collections					$180,118,983.18
Principal Default Amounts					$0.00
Investor Interest Collections					$2,031,976.50

III. Collections

Interest
Investor Interest Collections					$2,031,976.50
Reserve Fund Investment Proceeds					$571.34
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$131,832.87

Available Investor Interest Collections					$2,164,380.71
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$2,164,380.71

Principal
Investor Principal Collections					$180,118,983.18
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$180,118,983.18

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

IV. Interest Calculations
	Class A1 Notes	Class B Notes
Original Principal Outstanding	$400,000,000.00	$18,301,000.00
Note Interest Rate	N/A	2.10%
LIBOR Rate	0.19700%	N/A
Spread	0.55%	N/A

Days in Interest Period	29	30
Monthly Interest	$240,700.00	$32,026.75

	Class C Notes	Class D Notes
Original Principal Outstanding	$26,144,000.00	$15,686,000.00
Note Interest Rate	2.29%	2.79%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A

Days in Interest Period	30	30
Monthly Interest	$49,891.47	$36,469.95

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$2,164,380.71

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$240,700.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$32,026.75
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$49,891.47
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$36,469.95
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$3,343.76
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$514,423.99
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$1,287,524.79

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$180,118,983.18
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$180,118,983.18

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$5,576,237.82
Required Subordinated Amount	$68,321,374.18
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2013‑4	$68,321,374.18

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.60
Total Amount Distributed Class A	$0.60

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.75
Total Amount Distributed Class B	$1.75

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.91
Total Amount Distributed Class C	$1.91

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.33
Total Amount Distributed Class D	$2.33

IX. Reserve Fund

Beginning of Collection Period Balance	$4,601,310.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$4,601,310.00
Increases/(Decreases)	$0.00
Payment Date Balance	$4,601,310.00

X. Memo Items

Excess Funding Amount Series 2013‑4	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

Series 2013‑5 Summary

I. Origination Information

Date of Origination					17-Sep-13
Expected Final Payment Date					15-Sep-16
Final Maturity Date					15-Sep-18

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$325,000,000.00	$925,000,000.00	$57,190,000.00	$81,699,000.00	$49,020,000.00
Note Interest Rate	1.50%	One Month LIBOR plus 0.47% per year	1.88%	2.18%	2.38%

Total Original Principal Outstanding	$1,437,909,000.00

II. Series Allocations

Current Floating Investor %					7.72298643%
Investor Principal Collections					$562,871,675.65
Principal Default Amounts					$0.00
Investor Interest Collections					$6,349,924.90

III. Collections

Interest
Investor Interest Collections					$6,349,924.90
Reserve Fund Investment Proceeds					$1,785.50
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$411,977.62

Available Investor Interest Collections					$6,763,688.02
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$6,763,688.02

Principal
Investor Principal Collections					$562,871,675.65
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$562,871,675.65

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

IV. Interest Calculations
	Class A1 Notes	Class A2 Notes	Class B Notes
Original Principal Outstanding	$325,000,000.00	$925,000,000.00	$57,190,000.00
Note Interest Rate	1.50%	N/A	1.88%

LIBOR Rate	N/A	0.19700%	N/A
Spread	N/A	0.47%	N/A

Days in Interest Period	30	29	30
Monthly Interest	$406,250.00	$497,007.64	$89,597.67

		Class C Notes	Class D Notes
Original Principal Outstanding		$81,699,000.00	$49,020,000.00
Note Interest Rate		2.18%	2.38%
LIBOR Rate		N/A	N/A
Spread		N/A	N/A
Days in Interest Period		30	30

Monthly Interest		$148,419.85	$97,223.00

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$6,763,688.02

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$903,257.64
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$89,597.67
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$148,419.85
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$97,223.00
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$10,449.23
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,607,574.56
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$3,907,166.07

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$562,871,675.65
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$562,871,675.65

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$17,425,738.65
Required Subordinated Amount	$213,504,238.65
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2013‑5	$213,504,238.65

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.72
Total Amount Distributed Class A	$0.72

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.57
Total Amount Distributed Class B	$1.57

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.82
Total Amount Distributed Class C	$1.82

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$1.98
Total Amount Distributed Class D	$1.98

IX. Reserve Fund

Beginning of Collection Period Balance	$14,379,090.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$14,379,090.00
Increases/(Decreases)	$0.00
Payment Date Balance	$14,379,090.00

X. Memo Items

Excess Funding Amount Series 2013‑5	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

Series 2014‑1 Summary

I. Origination Information

Date of Origination					19-Feb-14
Expected Final Payment Date					15-Feb-17
Final Maturity Date					15-Feb-19

Class A1 Notes		Class A1 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$450,000,000.00	$650,000,000.00	$50,327,000.00	$71,895,000.00	$43,137,000.00
Note Interest rate	1.20%	One Month LIBOR plus 0.40% per year	1.40%	1.55%	1.89%

Total Original Principal Outstanding	$1,265,359,000.00

II. Series Allocations

Current Floating Investor %					6.79622311%
Investor Principal Collections					$495,326,714.44
Principal Default Amounts					$0.00
Investor Interest Collections					$5,587,929.85

III. Collections

Interest
Investor Interest Collections					$5,587,929.85
Reserve Fund Investment Proceeds					$1,571.25
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$362,540.04

Available Investor Interest Collections					$5,952,041.14
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$5,952,041.14

Principal
Investor Principal Collections					$495,326,714.44
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$495,326,714.44

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

IV. Interest Calculations
		Class A1 Notes	Class A2 Notes
Original Principal Outstanding		$450,000,000.00	$650,000,000.00
Note Interest Rate		1.20%	N/A
LIBOR Rate		N/A	0.19700%
Spread		N/A	0.40%
Days in Interest Period		30	29

Monthly Interest		$450,000.00	$312,595.83

	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$50,327,000.00	$71,895,000.00	$43,137,000.00
Note Interest Rate	1.40%	1.55%	1.89%
LIBOR Rate	N/A	N/A	N/A
Spread	N/A	N/A	N/A
Days in Interest Period	30	30	30

Monthly Interest	$58,714.83	$92,864.38	$67,940.78

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$5,952,041.14

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$762,595.83
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$58,714.83
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$92,864.38
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$67,940.78
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$9,195.32
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,414,664.58
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$3,546,065.42

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$495,326,714.44
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$495,326,714.44

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$15,334,638.87
Required Subordinated Amount	$187,883,593.42
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2014‑1	$187,883,593.42

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.69
Total Amount Distributed Class A	$0.69

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.17
Total Amount Distributed Class B	$1.17

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.29
Total Amount Distributed Class C	$1.29

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$1.58
Total Amount Distributed Class D	$1.58

IX. Reserve Fund

Beginning of Collection Period Balance	$12,653,590.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$12,653,590.00
Increases/(Decreases)	$0.00
Payment Date Balance	$12,653,590.00

X. Memo Items

Excess Funding Amount Series 2014‑1	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

Series 2014‑2 Summary

I. Origination Information

Date of Origination				19-Feb-14
Expected Final Payment Date				15-Feb-19
Final Maturity Date				15-Feb-21

	Class A1 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$400,000,000.00	$18,301,000.00	$26,144,000.00	$15,686,000.00
Note Interest rate	One Month LIBOR plus 0.50% per year	2.31%	2.46%	2.91%

Total Original Principal Outstanding	$460,131,000.00

II. Series Allocations

Current Floating Investor %				2.47135630%
Investor Principal Collections				$180,118,983.18
Principal Default Amounts				$0.00
Investor Interest Collections				$2,031,976.50

III. Collections

Interest
Investor Interest Collections				$2,031,976.50
Reserve Fund Investment Proceeds				$571.34
Accumulation Period Reserve Account Release				$0.00
Accumulation Period Reserve Account Investment Proceeds				$0.00
Principal Funding Account Investment Proceeds				$0.00
Excess Depositor Interest/Principal Allocation				$131,832.87

Available Investor Interest Collections				$2,164,380.71
Shared Interest Collections from Excess Interest Sharing Group One				$0.00
Available Subordination Draw				$0.00
Reserve Fund Draw				$0.00
Reallocated Principal Collections				$0.00

Total Interest Amounts				$2,164,380.71

Principal
Investor Principal Collections				$180,118,983.18
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections				$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)				$0.00
Reserve Fund Draw				$0.00

Available Investor Principal Collections				$180,118,983.18

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

IV. Interest Calculations
	Class A1 Notes	Class B Notes
Original Principal Outstanding	$400,000,000.00	$18,301,000.00
Note Interest Rate	N/A	2.31%
LIBOR Rate	0.19700%	N/A
Spread	0.50%	N/A
Days in Interest Period	29	30

Monthly Interest	$224,588.89	$35,229.43

	Class C Notes	Class D Notes
Original Principal Outstanding	$26,144,000.00	$15,686,000.00
Note Interest Rate	2.46%	2.91%
LIBOR Rate	N/A	N/A
Spread	N/A	N/A
Days in Interest Period	30	30

Monthly Interest	$53,595.20	$38,038.55

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount		$2,164,380.71

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes		$224,588.89
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes		$35,229.43
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes		$53,595.20
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes		$38,038.55
(5) Trustee and Other Fees/Expenses		$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer		$3,343.76
(7) Investor Default Amount, to be added to Principal Collections		$0.00
(8) Replenish Reserve Fund		$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections		$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections		$0.00
(11) Fund Accumulation Period Reserve Account		$0.00
(12) Servicing Fees due Ford Credit		$514,423.99
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest		$0.00
(14) Additional Trustee and Other Fees/Expenses		$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer		$0.00
(16) Shared with other series in Excess Interest Sharing Group One		$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest		$1,295,160.89

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$180,118,983.18
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$180,118,983.18

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$5,576,237.82
Required Subordinated Amount	$68,321,374.18
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2014‑2	$68,321,374.18

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.56
Total Amount Distributed Class A	$0.56

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.93
Total Amount Distributed Class B	$1.93

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.05
Total Amount Distributed Class C	$2.05

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.43
Total Amount Distributed Class D	$2.43

IX. Reserve Fund

Beginning of Collection Period Balance	$4,601,310.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$4,601,310.00
Increases/(Decreases)	$0.00
Payment Date Balance	$4,601,310.00

X. Memo Items

Excess Funding Amount Series 2014‑2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

Series 2014‑4 Summary

I. Origination Information

Date of Origination					26-Aug-14
Expected Final Payment Date					15-Aug-17
Final Maturity Date					15-Aug-19

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$550,000,000.00	$450,000,000.00	$45,752,000.00	$65,359,000.00	$39,216,000.00
Note Interest rate	1.40%	One Month LIBOR plus 0.35% per year	1.65%	1.90%	2.35%

Total Original Principal Outstanding		$1,150,327,000.00

II. Series Allocations

Current Floating Investor %					6.17838807%
Investor Principal Collections					$450,297,262.23
Principal Default Amounts					$0.00
Investor Interest Collections					$5,079,939.04

III. Collections

Interest
Investor Interest Collections					$5,079,939.04
Reserve Fund Investment Proceeds					$1,428.41
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$329,582.04

Available Investor Interest Collections					$5,410,949.49
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$5,410,949.49

Principal
Investor Principal Collections					$450,297,262.23
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$450,297,262.23

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

IV. Interest Calculations
	Class A1 Notes	Class A2 Notes	Class B Notes
Original Principal Outstanding	$550,000,000	$450,000,000.00	$45,752,000.00
Note Interest Rate	1.40%	N/A	1.65%
LIBOR Rate	N/A	0.19700%	N/A
Spread	N/A	0.35%	N/A
Days in Interst Period	30	29	30

Monthly Interest	$641,666.67	$198,287.50	$62,909.00

		Class C Notes	Class D Notes
Original Principal Outstanding		$65,359,000.00	$39,216,000.00
Note Interest Rate		1.90%	2.35%
LIBOR Rate		N/A	N/A
Spread		N/A	N/A
Days in Interest Period		30	30

Monthly Interest		$103,485.08	$76,798.00

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$5,410,949.49

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$839,954.17
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$62,909.00
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$103,485.08
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$76,798.00
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$8,359.39
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,286,059.42
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$3,033,384.43

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$450,297,262.23
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$450,297,262.23

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$13,940,588.50
Required Subordinated Amount	$170,803,361.23
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2014‑4	$170,803,361.23

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.84
Total Amount Distributed Class A	$0.84

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.38
Total Amount Distributed Class B	$1.38

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.58
Total Amount Distributed Class C	$1.58

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$1.96
Total Amount Distributed Class D	$1.96

IX. Reserve Fund

Beginning of Collection Period Balance	$11,503,270.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$11,503,270.00
Increases/(Decreases)	$0.00
Payment Date Balance	$11,503,270.00

X. Memo Items

Excess Funding Amount Series 2014‑4	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

Series 2015‑1 Summary

I. Origination Information

Date of Origination					10-Feb-15
Expected Final Payment Date					15-Jan-18
Final Maturity Date					15-Jan-20

Class A1 Notes		Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$425,000,000.00	$375,000,000.00	$36,601,000.00	$52,288,000.00	$31,373,000.00
Note Interest rate	1.42%	One Month LIBOR plus 0.40% per year	1.62%	1.87%	2.41%

Total Original Principal Outstanding	$920,262,000.00

II. Series Allocations

Current Floating Investor %					4.94271260%
Investor Principal Collections					$360,237,966.37
Principal Default Amounts					$0.00
Investor Interest Collections					$4,063,953.00

III. Collections

Interest
Investor Interest Collections					$4,063,953.00
Reserve Fund Investment Proceeds					$1,142.73
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$263,665.74

Available Investor Interest Collections					$4,328,761.47
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$4,328,761.47

Principal
Investor Principal Collections					$360,237,966.37
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$360,237,966.37

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

IV. Interest Calculations
		Class A1 Notes	Class A2 Notes
Original Principal Outstanding		$425,000,000.00	$375,000,000.00
Note Interest Rate		1.42%	N/A
LIBOR Rate		N/A	0.19700%
Spread		N/A	0.40%
Days in Interest Period		30	29

Monthly Interest		$502,916.67	$180,343.75

	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$36,601,000.00	$52,288,000.00	$31,373,000.00
Note Interest Rate	1.62%	1.87%	2.41%
LIBOR Rate	N/A	N/A	N/A
Spread	N/A	N/A	N/A
Days in Interest Period	30	30	30

Monthly Interest	$49,411.35	$81,482.13	$63,007.44

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$4,328,761.47

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$683,260.42
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$49,411.35
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$81,482.13
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$63,007.44
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$6,687.51
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$1,028,847.99
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest t			$2,416,064.63

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$360,237,966.37
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$360,237,966.37

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$11,152,475.65
Required Subordinated Amount	$136,642,748.38
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2015‑1	$136,642,748.38

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$0.85
Total Amount Distributed Class A	$0.85

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.35
Total Amount Distributed Class B	$1.35

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.56
Total Amount Distributed Class C	$1.56

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.01
Total Amount Distributed Class D	$2.01

IX. Reserve Fund

Beginning of Collection Period Balance	$9,202,620.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$9,202,620.00
Increases/(Decreases)	$0.00
Payment Date Balance	$9,202,620.00

X. Memo Items

Excess Funding Amount Series 2015‑1	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Series 2015‑2 Summary

I. Origination Information

Date of Origination					10-Feb-15
Expected Final Payment Date					15-Jan-20
Final Maturity Date					15-Jan-22

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$300,000,000.00	$200,000,000.00	$22,876,000.00	$32,680,000.00	$19,608,000.00
Note Interest rate	1.98%	One Month LIBOR plus 0.57% per year	2.18%	2.42%	3.02%

Total Original Principal Outstanding	$575,164,000.00

II. Series Allocations

Current Floating Investor %					3.08919672%
Investor Principal Collections					$225,148,826.84
Principal Default Amounts					$0.00
Investor Interest Collections					$2,539,971.73

III. Collections

Interest
Investor Interest Collections					$2,539,971.73
Reserve Fund Investment Proceeds					$714.22
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$164,791.16

Available Investor Interest Collections					$2,705,477.11
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$2,705,477.11

Principal
Investor Principal Collections					$225,148,826.84
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$225,148,826.84

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

IV. Interest Calculations
		Class A1 Notes	Class A2 Notes
Original Principal Outstanding		$300,000,000.00	$200,000,000.00
Note Interest Rate		1.98%	N/A
LIBOR Rate		N/A	0.19700%
Spread		N/A	0.57%
Days in Interest Period		30	29

Monthly Interest		$495,000.00	$123,572.22

	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$22,876,000.00	$32,680,000.00	$19,608,000.00
Note Interest Rate	2.18%	2.42%	3.02%
LIBOR Rate	N/A	N/A	N/A
Spread	N/A	N/A	N/A
Days in Interest Period	30	30	30

Monthly Interest	$41,558.07	$65,904.67	$49,346.80

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$2,705,477.11

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$618,572.22
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$41,558.07
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$65,904.67
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$49,346.80
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$4,179.70
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$643,030.27
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$1,282,885.38

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$225,148,826.84
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$225,148,826.84

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$6,970,300.31
Required Subordinated Amount	$85,401,754.86
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2015‑2	$85,401,754.86

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.24
Total Amount Distributed Class A	$1.24

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.82
Total Amount Distributed Class B	$1.82

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.02
Total Amount Distributed Class C	$2.02

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.52
Total Amount Distributed Class D	$2.52

IX. Reserve Fund

Beginning of Collection Period Balance	$5,751,640.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$5,751,640.00
Increases/(Decreases)	$0.00
Payment Date Balance	$5,751,640.00

X. Memo Items

Excess Funding Amount Series 2015‑2	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Series 2015‑4 Summary

I. Origination Information

Date of Origination					18-Aug-15
Expected Final Payment Date					15-Aug-18
Final Maturity Date					15-Aug-20

	Class A1 Notes	Class A2 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$240,000,000.00	$135,000,000.00	$17,157,000.00	$24,510,000.00	$14,706,000.00
Note Interest rate	1.77%	One‑month LIBOR + 0.6%	1.96%	2.21%	2.76%

Total Original Principal Outstanding	$431,373,000.00

II. Series Allocations

Current Floating Investor %					2.31689754%
Investor Principal Collections					$168,861,620.13
Principal Default Amounts					$0.00
Investor Interest Collections					$1,904,978.80

III. Collections

Interest
Investor Interest Collections					$1,904,978.80
Reserve Fund Investment Proceeds					$535.66
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$123,593.37

Available Investor Interest Collections					$2,029,107.83
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$2,029,107.83

Principal
Investor Principal Collections					$168,861,620.13
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$168,861,620.13

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

IV. Interest Calculations
		Class A1 Notes	Class A2 Notes
Original Principal Outstanding		$240,000,000.00	$135,000,000.00
Note Interest Rate		1.77%	N/A
LIBOR Rate		N/A	0.19700%
Spread		N/A	0.60%
Days in Interest Period		30	29

Monthly Interest		$354,000.00	$86,673.75

	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding	$17,157,000.00	$24,510,000.00	$14,706,000.00
Note Interest Rate	1.96%	2.21%	2.76%
LIBOR Rate	N/A	N/A	N/A
Spread	N/A	N/A	N/A
Days in Interest Period	30	30	30

Monthly Interest	$28,023.10	$45,139.25	$33,823.80

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount			$2,029,107.83

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes			$440,673.75
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes			$28,023.10
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes			$45,139.25
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes			$33,823.80
(5) Trustee and Other Fees/Expenses			$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer			$3,134.77
(7) Investor Default Amount, to be added to Principal Collections			$0.00
(8) Replenish Reserve Fund			$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections			$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections			$0.00
(11) Fund Accumulation Period Reserve Account			$0.00
(12) Servicing Fees due Ford Credit			$482,272.70
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest			$0.00
(14) Additional Trustee and Other Fees/Expenses			$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer			$0.00
(16) Shared with other series in Excess Interest Sharing Group One			$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest			$996,040.46

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$168,861,620.13
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$168,861,620.13

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$5,227,725.23
Required Subordinated Amount	$64,051,316.14
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2015‑4	$64,051,316.14

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.18
Total Amount Distributed Class A	$1.18

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$1.63
Total Amount Distributed Class B	$1.63

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$1.84
Total Amount Distributed Class C	$1.84

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.30
Total Amount Distributed Class D	$2.30

IX. Reserve Fund

Beginning of Collection Period Balance	$4,313,730.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$4,313,730.00
Increases/(Decreases)	$0.00
Payment Date Balance	$4,313,730.00

X. Memo Items

Excess Funding Amount Series 2015‑4	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00

Series 2015‑5 Summary

I. Origination Information

Date of Origination					18-Aug-15
Expected Final Payment Date					15-Aug-20
Final Maturity Date					15-Aug-22

		Class A1 Notes	Class B Notes	Class C Notes	Class D Notes
Original Principal Outstanding		$375,000,000.00	$17,157,000.00	$24,510,000.00	$14,706,000.00
Note Interest rate		2.39%	2.54%	2.79%	3.38%

Total Original Principal Outstanding	$431,373,000.00

II. Series Allocations

Current Floating Investor %					2.31689754%
Investor Principal Collections					$168,861,620.13
Principal Default Amounts					$0.00
Investor Interest Collections					$1,904,978.80

III. Collections

Interest
Investor Interest Collections					$1,904,978.80
Reserve Fund Investment Proceeds					$535.66
Accumulation Period Reserve Account Release					$0.00
Accumulation Period Reserve Account Investment Proceeds					$0.00
Principal Funding Account Investment Proceeds					$0.00
Excess Depositor Interest/Principal Allocation					$123,593.37

Available Investor Interest Collections					$2,029,107.83
Shared Interest Collections from Excess Interest Sharing Group One					$0.00
Available Subordination Draw					$0.00
Reserve Fund Draw					$0.00
Reallocated Principal Collections					$0.00

Total Interest Amounts					$2,029,107.83

Principal
Investor Principal Collections					$168,861,620.13
Investor Default Amount, Investor Charge-Off and Reallocated Principal Collections					$0.00
Shared Principal Collections from Principal Sharing Group One (Withdrawal from EFA)					$0.00
Reserve Fund Draw					$0.00

Available Investor Principal Collections					$168,861,620.13

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

IV. Interest Calculations
	Class A1 Notes	Class B Notes
Original Principal Outstanding	$375,000,000.00	$17,157,000.00
Note Interest Rate	2.39%	2.54%
Days in Interest Period	30	30

Monthly Interest	$746,875.00	$36,315.65

	Class C Notes	Class D Notes
Original Principal Outstanding	$24,510,000.00	$14,706,000.00
Note Interest Rate	2.79%	3.38%
Days in Interest Period	30	30

Monthly Interest	$56,985.75	$41,421.90

V. Available Investor Interest Collections Distribution Payments by Priority

Total Interest Amount		$2,029,107.83

(1) Current Interest Plus Unpaid Interest from Prior Periods - Class A Notes		$746,875.00
(2) Current Interest Plus Unpaid Interest from Prior Periods - Class B Notes		$36,315.65
(3) Current Interest Plus Unpaid Interest from Prior Periods - Class C Notes		$56,985.75
(4) Current Interest Plus Unpaid Interest from Prior Periods - Class D Notes		$41,421.90
(5) Trustee and Other Fees/Expenses		$0.00
(6)Current and past due Back-up Servicing Fee or Servicing Fee if Ford Credit is no longer Servicer		$3,134.77
(7) Investor Default Amount, to be added to Principal Collections		$0.00
(8) Replenish Reserve Fund		$0.00
(9) Investor Chargeoffs not previously reimbursed, to be added to Principal Collections		$0.00
(10) Reallocated Principal Collections not previously reimbursed, to be added to Principal Collections		$0.00
(11) Fund Accumulation Period Reserve Account		$0.00
(12) Servicing Fees due Ford Credit		$482,272.70
(13) Required Subordination Shortfall to be sent to holders of Depositor Interest		$0.00
(14) Additional Trustee and Other Fees/Expenses		$0.00
(15) Other Amounts due to Back-up Servicer or Successor Servicer		$0.00
(16) Shared with other series in Excess Interest Sharing Group One		$0.00
(17) To the Depositor's Interest Account, remaining amounts to Holders of Depositor Interest		$662,102.06

Ford Credit Floorplan Master Owner Trust A
Monthly Investor Report

Collection Period	11/1/2015-11/30/2015
Determination Date	12/11/2015
Payment Date	12/15/2015

VI. Available Investor Principal Collections Distribution Payments by Priority

Available Investor Principal Collections	$168,861,620.13
Deposit to Principal Funding Account	$0.00
Shared with other series in Principal Sharing Group One	$0.00
Remainder released to holders of Depositor Interest	$168,861,620.13

VII. Subordination and Participation

Subordination %	13.64%
Incremental Subordinated Amount	$5,227,725.23
Required Subordinated Amount	$64,051,316.14
Required Pool % minus 100% times Initial Invested Amount	$0.00

Required Depositor Amount Series 2015‑5	$64,051,316.14

VIII. Distribution to Holders of Notes

(per $1,000 denomination note)
Total Amount Allocable to Principal Class A	$0.00
Total Amount Allocable to Interest Class A	$1.99
Total Amount Distributed Class A	$1.99

Total Amount Allocable to Principal Class B	$0.00
Total Amount Allocable to Interest Class B	$2.12
Total Amount Distributed Class B	$2.12

Total Amount Allocable to Principal Class C	$0.00
Total Amount Allocable to Interest Class C	$2.33
Total Amount Distributed Class C	$2.33

Total Amount Allocable to Principal Class D	$0.00
Total Amount Allocable to Interest Class D	$2.82
Total Amount Distributed Class D	$2.82

IX. Reserve Fund

Beginning of Collection Period Balance	$4,313,730.00
Reserve Fund Draw	$0.00
Increases/(Decreases)	$0.00
End of Collection Period Balance	$4,313,730.00
Increases/(Decreases)	$0.00
Payment Date Balance	$4,313,730.00

X. Memo Items

Excess Funding Amount Series 2015‑5	$0.00
Accumulation Period Reserve Account Balance	$0.00
Controlled Deposit Amount - This Collection Period	$0.00
Controlled Deposit Amount - Cumulative to this Payment Date	$0.00